SHARE CAPITAL	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SHARE CAPITAL

11. SHARE CAPITAL

11.1	Authorized: Unlimited number of common shares without par value

11.2	Issued and Outstanding Common Shares:

The details for the common share issuances during the nine months ended September 30, 2023 are as follows:

a.	During the nine months ended September 30, 2023, the Company issued 925,667 shares at prices ranging from $0.87 to $1.01 per share. The Company incurred share issuance costs of $44 for net proceeds of $823 through its At-the-Market equity program.

The details for the common share issuances during the nine months ended September 30, 2022 were as follows:

b.	During the nine months ended September 30, 2022, 4,444,445 units, each unit consisting of one common share and one warrant, were issued on settlement of a private placement at a price of $2.70 for gross proceeds of $12,000. The value allocated to the warrants based on the residual value method was $nil. The Company also incurred share issuance costs of $1,283 in relation to this private placement.

During the nine months ended September 30, 2022, the Company also issued 302,555 shares at prices ranging from $2.96 to $3.65 for gross proceeds of $988 through its At-the-Market equity program.

c.	During the nine months ended September 30, 2022, 66,661 stock options were exercised by employees of the Company at an average exercise price of $1.13 for gross proceeds of $75.

11.3	Share Purchase Warrants

A summary of the Company’s share purchase warrants are as follows:

	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2021	2,407,304	6.64
Issued	5,577,778	3.84
Cancelled	(412,000)	—
Outstanding, December 31, 2022	7,573,082	4.53
Cancelled	(1,000,000)	—
Issued	1,500,000	1.33
Outstanding, September 30, 2023	8,073,082	4.22

During the nine months ended September 30, 2023, the Company issued 1,500,000 warrants as part of a debt extension agreement (Note 8) with an exercise price of C$1.33. The warrants expire on October 4, 2024. 1,000,000 warrants from the previous extension on June 15, 2022, were cancelled.

During the nine months ended September 30, 2022, the Company issued 4,444,445 warrants and 133,333 agent warrants, as part of a private placement agreement with exercise prices of $2.97 and $3.36, respectively. The warrants expire 3 years and 2 years, respectively, from the date of closing of the placement.

During the nine months ended September 30, 2022, the Company issued 1,000,000 warrants as part of a debt extension agreement (Note 8) with an exercise price of C$2.25. The warrants expire on October 4, 2023.

11.4	Directors, Consultants, and Employee stock options

The Company has adopted a share option plan for which options to acquire up to a total of 10% of the issued share capital, at the award date, may be granted to eligible optionees from time to time. Generally, share options granted have a maximum term of five years, and a vesting period and exercise price determined by the directors.

During the nine months ended September 30, 2022, the Company granted 290,000 stock options to executives and directors to purchase common shares of the Company with an exercise price ranging from C$1.50 to C$2.98 per common share and expiring in three to five years. These stock options vest over one to three years.

During the nine months ended September 30, 2023, the Company recognized $39 (September 30, 2022 - $56) on the grant and vesting of options to directors, consultants and employees.

The following tables summarize information about the Company’s stock options outstanding at September 30, 2023:

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

January 17, 2019	166,666	166,666	2.40	0.30	January 17, 2024
November 15, 2019	233,333	233,333	1.50	1.13	November 15, 2024
November 28, 2019	16,666	16,666	1.56	1.16	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.59	May 4, 2025
November 23, 2020	66,664	66,664	6.15	2.15	November 23, 2025
January 12, 2021	333,333	333,333	6.51	2.28	January 11, 2026
February 1, 2021	41,666	41,666	9.36	2.34	January 31, 2026
April 27, 2021	60,000	40,000	7.24	2.57	April 26, 2026
March 31, 2022	40,000	20,000	2.98	3.50	March 30, 2027
November 25, 2022	92,500	15,417	1.30	4.15	November 24, 2027

Total	1,075,827	958,744

During the nine months ended September 30, 2023, 504,999 stock options were forfeited or expired.

11.5	Deferred Share Units

Pursuant to the Company’s Deferred Share Unit (“DSU”) Incentive Plan approved by the board of directors of the Company on July 8, 2018, deferred stock units to acquire common shares of the Company may be granted to specified board members of the Company in accordance with the terms and conditions of the plan.

Each DSU entitles the participant to receive one common share upon vesting. DSUs vest into common shares on the board members’ separation date from the board of directors. DSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such DSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the DSU vests and the DSU participant receives common shares.

A summary of the Company’s DSUs are as follows:

Number of DSUs

Outstanding, December 31, 2021	170,791
Issued	452,910
Outstanding, December 31, 2022	623,701
Issued	492,757
Outstanding, September 30, 2023	1,116,458

During the nine months ended September 30, 2023, the Company issued 492,757 DSUs (September 30, 2022 – 304,473) to board members of the Company that vest upon the board members separation date from the Board of Directors.

During the nine months ended September 30, 2023, the Company recorded $420 (September 30, 2022 - $426) as stock-based compensation for the fair value of the DSUs issued.